SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,036,534
April 9, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 2.41
Stock Options Outstanding	1,476,000
March 29, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	75,000
July 10, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.94
Stock Options Outstanding	25,000
March 16, 2026 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 9.41
Stock Options Outstanding	209,805
May 27, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 4.38
Stock Options Outstanding	71,715
Aprill 1, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.02
Stock Options Outstanding	1,179,014